Merger - Additional Information (Detail) - UCB [Member] - USD ($)		12 Months Ended
	Sep. 14, 2018	Dec. 31, 2018
Business Combinations [Line Items]
Date of acquisition completion	Sep. 14, 2018
Acquisition cash paid	$ 12,675,000
Common shares issued to shareholders	4,277,430
Stock and cash transaction aggregate consideration	$ 117,344,000
Total assets of UCB prior to the merger	537,875,000
Assets, loan	298,319,000
Assets, Deposit	$ 475,944,000
Core deposit intangibles and other intangibles, amortization period	10 years
Compensation Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		$ 5,231,000
Contracted Data Processing [Member]
Business Combinations [Line Items]
Acquisition-related costs		5,515,000
Professional Services [Member]
Business Combinations [Line Items]
Acquisition-related costs		1,638,000
Marketing Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		131,000
Other Operating Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		$ 220,000